CD&R FUND VIII Investor Group (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 11, 2017	Jul. 25, 2016	Jul. 18, 2016	Jan. 31, 2014	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Stock issued during period, value, new issues							$ 700
Common stock repurchased (in shares)					2,700,000	2,800,000	1,600,000
Payments for repurchase of common stock			$ 45,000		$ 46,705	$ 41,214	$ 62,874
Underwriter
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Stock issued during period, shares, new issues		10,350,000.00
Stock issued during period, value, new issues		$ 160,100
CDR Fund VIII Investor Group
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Stock issued during period, shares, new issues		9,000,000.0		8,500,000.0
Common stock, par value, new issues (in usd per share)		$ 16.15		$ 18.00
Additional number of shares issued		1,350,000.00		1,275,000.000
Stock repurchased during period, shares				1,150,000.00
Common stock repurchased (in shares)			2,900,000
Equity method investment, ownership percentage					34.40%	43.80%
Secondary Offering | CDR Fund VIII Investor Group
Schedule Of Cumulative Convertible Preferred Stock [Line Items]
Common stock repurchased (in shares)	1,150,000.00				1,150,000
Common stock offered (in shares)	7,150,000
Common stock price per share (in usd per share)	$ 19.36
Payments for repurchase of common stock	$ 22,300				$ 22,300